Consolidated Statements of Stockholders' Equity - USD ($)	Total	Capital Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss)/Income [Member]
Beginning balance at Dec. 31, 2019	$ 559,186,640	$ 445,496	$ (24,361,145)	$ 502,419,122	$ 82,942,210	$ (2,259,043)
Balance (in shares) at Dec. 31, 2019		44,549,729	(4,965,455)
Stock repurchase	(1,012,235)		$ (1,012,235)
Stock repurchase (in shares)			(359,792)
Stock repurchase and cancellation	(2,868,695)	$ (13,660)		(2,855,035)
Stock repurchase and cancellation (in shares)		(1,366,045)
Comprehensive income/(loss) for the year	9,290,705				11,984,485	(2,693,780)
Ending balance at Dec. 31, 2020	564,596,415	$ 431,836	$ (25,373,380)	499,564,087	94,926,695	(4,952,823)
Ending Balance, (in shares) at Dec. 31, 2020		43,183,684	(5,325,247)
Issuance of restricted shares and stock based compensation	$ 610,788	$ 3,438		$ 607,350
Issuance of restricted shares and stock based compensation (in shares)		343,744
Distribution of net assets of Imperial Petroleum Inc. to stockholders (Note 1)	(57,162,103)			(57,162,103)
Comprehensive income/(loss) for the year	$ (33,274,330)				(35,123,208)	1,848,878
Ending balance at Dec. 31, 2021	474,770,770	$ 435,274	$ (25,373,380)	$ 443,009,334	59,803,487	(3,103,945)
Ending Balance, (in shares) at Dec. 31, 2021		43,527,428	(5,325,247)
Stock based compensation	610,788			610,788
Comprehensive income/(loss) for the year	42,543,793				34,253,365	8,290,428
Ending balance at Dec. 31, 2022	$ 517,925,351	$ 435,274	$ (25,373,380)	$ 443,620,122	$ 94,056,852	$ 5,186,483
Ending Balance, (in shares) at Dec. 31, 2022		43,527,428	(5,325,247)